Vessels and Other Fixed Assets, Net (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended					6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2013 Star Sigma	Jun. 30, 2014 Star Sigma	Apr. 10, 2013 Star Sigma	Jun. 30, 2014 Star Sirius and Star Vega	Jun. 30, 2014 Star Sirius	Jun. 30, 2014 Star Vega
Vessels [Line Items]
Delivery date			Apr. 10, 2013				Mar. 07, 2014	Feb. 13, 2014
Contracted sale price			$ 9,044			$ 60,000
Address commission			3.00%
Brokerage commission			2.00%			1.25%
Carrying amount of vessel	376,643				8,354
Loss on sale of vessel	0	81	(81)
DWT				184,403			98,681	98,681
Gross daily charter rate						$ 15